SUPPLEMENTAL FINANCIAL INFORMATION - Other (Income) Expense, net (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Income, net
Foreign exchange losses (gains), net		$ 49	$ 37	$ (14)
Investment gains		(13)	(1)	(3)
Saudi Arabia joint venture gain		0	0	(24)
Loss on debt extinguishment	$ 110	110	0	0
Pension settlement charges		46	755	1
Pension and other postretirement benefit plans		(3)	(53)	(49)
Other, net		1	(7)	11
Other (income) expense, net		$ 190	$ 731	$ (78)